Trade accounts and other payables	12 Months Ended
Mar. 31, 2023
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Trade accounts and other payables
16. Trade accounts and other payables
Trade accounts and other payables consists of the following:

	Yen in millions
	March 31,
	2022	2023

Accounts and notes payables	3,168,084	3,819,334
Other payables	1,124,008	1,166,974

Total	4,292,092	4,986,309

Trade accounts and other payables are classified as financial liabilities
m
easured at amortized cost.